Risk Report - Credit Risk Management - IFRS 9 Breakdown Of COVID-19 Related Measures By Stages (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Legislative and non-legislative moratoria [Member] | Gross Carrying Amount [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	€ 5,381	€ 6,464
Stage 2	1,288	1,872
Stage 3	698	313
Total	7,368	8,649
Legislative and non-legislative moratoria [Member] | Expected Credit Losses [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	(10)	(23)
Stage 2	(30)	(63)
Stage 3	(162)	(69)
Total	(202)	(155)
COVID-19 related forbearance measures [Member] | Gross Carrying Amount [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	3,330	5,746
Stage 2	2,602	1,994
Stage 3	965	684
Total	6,897	8,424
COVID-19 related forbearance measures [Member] | Expected Credit Losses [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	(6)	(18)
Stage 2	(31)	(54)
Stage 3	(122)	(80)
Total	(158)	(152)
Public guarantee schemes [Member] | Gross Carrying Amount [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	3,079	3,135
Stage 2	770	360
Stage 3	103	51
Total	3,952	3,546
Public guarantee schemes [Member] | Expected Credit Losses [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	(2)	(3)
Stage 2	(9)	(4)
Stage 3	(14)	(4)
Total	€ (25)	€ (11)